Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VOT
Document Creation Date	dei_DocumentCreationDate	Aug. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Virtus KAR International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR International Small-Cap Fund
Supplementary [Text Block]	vot_SupplementaryTextBlock

Virtus KAR Emerging Markets Small-Cap Fund

and Virtus KAR International Small-Cap Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 7, 2017 to the

Summary and Statutory Prospectuses dated April 10, 2017, as supplemented

Important Notice to Investors

Virtus KAR International Small-Cap Fund

Under the heading “Principal Investment Strategies” in the fund’s summary prospectus and summary section of the statutory prospectus, the second sentence of the second paragraph is hereby revised to read: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex U.S. Small Cap Index on a rolling three-year basis. As of July 31, 2017, the market capitalization range of companies included in the MSCI All Country World ex U.S. Small Cap Index over the past three years was $3 million to $9 billion.”

Virtus KAR International Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISAX
Virtus KAR International Small-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCISX
Virtus KAR International Small-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIISX
Virtus KAR International Small-Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRISX
Virtus KAR International Small-Cap Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VXISX